4. ACCRUED INTEREST – RELATED PARTY	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
ACRRUED INTEREST – RELATED PARTY

On June 6, 2016, the Company received $50,000 from a principal stockholder.  Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. The Company recorded accrued interest payable of $855 as of December 31, 2016.  In addition, the Company recorded $1,425 as an in-kind contribution of interest related to the loan for the year ended December 31, 2016.

On February 25, 2013, the Company received $150,000 from a principal stockholder.  Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand. At December 31, 2013 the loan balance was repaid.   For the Company’s fiscal years ended December 31, 2016 and 2015, the Company recorded $0 and $2,001 in accrued interest payable respectively.